Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,897	$ 1,761
Accumulated depreciation	(1,471)	(677)
Property and Equipment, net	7,426	1,084
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,244	957
Furniture & fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	141	11
Company vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	153	320
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	626	29
Computers, Software And Related Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,289	444
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,444